Note 9 - Financial Instruments	6 Months Ended
Jun. 30, 2013
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
9.	Financial Instruments

The principal financial assets of the Company consist of cash on hand and at banks, trading securities, interest rate swaps and accounts receivable due from charterers. The principal financial liabilities of the Company consist of long-term loans and accounts payable due to suppliers.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage its exposure to variability in its floating rate long term debt. Under the terms of the interest rate swaps the Company and the bank agreed to exchange, at specified intervals the difference between a paying fixed rate and floating rate interest amount calculated by reference to the agreed principal amounts and maturities.  Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, the derivatives described below in this Note do not qualify for accounting purposes as fair value hedges, under guidance relating to  Accounting for derivative instruments and hedging activities, as the Company does not have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in the “Unaudited condensed consolidated statements of operations.” As of December 31, 2012 and June 30, 2013, the Company had three open swap contracts respectively.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable.  As of December 31, 2012 and June 30, 2013, there were no customers with trade accounts receivable accounting for more than 10% of the customer’s full year ended December 31, 2012 and six month period ended June 30, 2013 hire revenues, respectively.

Fair value of financial instruments

The carrying values of cash, accounts receivable and accounts payable are reasonable estimates of their fair value due to the short term nature of these financial instruments. The fair value of the Company’s long term borrowings approximates $52.6 million as of June 30 2013, or approximately $1.5 million less than its carrying value of $54.1 million. The fair value of the long term borrowing are estimated based on current interest rates offered to the Company for similar loans. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair value of the long-term bank loans are considered Level 2 items in accordance with the fair value hierarchy due to their variable interest rate, being the LIBOR. The fair value of the Company’s interest rate swaps was the estimated amount the Company would pay to terminate the swap agreements at the reporting date, taking into account current interest rates and the current creditworthiness of the Company and its counter parties.

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of the interest rate swap determined through Level 2 of the fair value hierarchy as defined in guidance relating to “Fair value measurements” are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined. As of December 31, 2012 and June 30, 2013 no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s unaudited condensed consolidated financial statements.

	Fair Value Measurement at Reporting Date Using
	Total, December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities
Derivatives, current and long-term portion	$2,393,568	-	$2,393,568	-

	Fair Value Measurement at Reporting Date Using
	Total, June 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities
Derivatives, current and long-term portion	$1,510,631	-	$1,510,631	-

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2012	June 30, 2013
Interest rate contracts	Current liabilities - Derivatives	1,718,438	1,273,209
Interest rate contracts	Long-term liabilities - Derivatives	675,130	237,422
Total derivative liabilities		2,393,568	1,510,631

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Six Months Ended June 30, 2012	Six Months Ended June 30, 2013
Interest rate – Fair value	Change in fair value of derivatives	428,261	882,937
Interest rate contracts - Realized loss	Change in fair value of derivatives	(850,794)	(884,964)
Total loss on derivatives		(422,533)	(2,027)